Concentrations - Schedules of Concentration of Risk (Details) (Global Diversified Holdings, Inc.) (10Q) (Parenthetical) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018
Total sales	$ 0	$ 0
Global Diversified Holdings, Inc. [Member] | Sales Revenue [Member] | 4 Customers [Member]
Total sales		$ 831,955